Leases - Summary of Maturity of Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2022	$ 7,129
2023	13,095		$ 6,401
2024	12,642		6,256
2025	11,496		5,844
2026	11,537		5,329
2027	11,803		5,196
2028 and thereafter	38,474
Total	106,176		$ 45,980
Less imputed interest	(21,619)
Operating lease liabilities	$ 84,557	$ 35,800